ORGANIZATION - Common Stock Issued (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended									12 Months Ended		103 Months Ended	139 Months Ended	12 Months Ended
	Nov. 30, 2013	Jun. 30, 2013	Feb. 28, 2013	Jan. 31, 2013	Jul. 31, 2012	May 31, 2012	Apr. 30, 2012	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2013	Dec. 31, 2011 Restated	Dec. 31, 2013 Lower Range		Dec. 31, 2012 Lower Range		Dec. 31, 2011 Lower Range		Dec. 31, 2013 Upper Range		Dec. 31, 2012 Upper Range		Dec. 31, 2011 Upper Range
Shares issued	57,950,952	40,250,000	23,000,000	57,500,000	25,300,000	23,000,000	18,975,000	25,875,000	17,250,000	178,927,850	67,344,636	62,027,184	351,453,495	43,153,825
Equity Issuance, Per Share Amount															$ 4.97	[1],[2]	$ 6.22	[1],[2]	$ 4.55	[1],[2]	$ 10.48	[1],[2]	$ 6.71	[1],[2]	$ 6.00	[1],[2]
Common stock issuance, total proceeds										$ 1,262,600	$ 434,900			$ 210,900

[1]	Excludes prices of shares issued pursuant to the exercise of options and of shares issued to our independent directors.
[2]	On May 15, 2013, we completed the spin-off of New Residential. The May 15, 2013 closing price of our common stock on the NYSE was $12.33. On May 16, 2013, the opening price of our common stock was $5.79.